Borrower Loans, Loans Held for Sale, and Notes Held at Fair Value - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Loss related to credit risks on borrower loans	$ 1.7	$ 2.4
Minimum number of days for which loans originated were delinquent	90 days	90 days
Aggregate principal amount of loans originated	$ 3.5	$ 3.2
Fair value of loans originated	$ 1.3	1.0
Non accrual status past due date	120 days
Borrower Loans receivable	$ 0.3	$ 0.5
Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Loss related to credit risks on borrower loans	$ 1.7
Minimum number of days for which loans originated were delinquent	90 days	90 days
Fair value of loans originated	$ 1.3	$ 1.0
Borrower Loans receivable	0.3	0.5
Prosper Funding LLC | Financing Receivables, Equal to Greater than 90 Days Past Due
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Aggregate principal amount of loans originated	$ 3.5	$ 3.2
Outstanding Borrower Loans And Underlying Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fixed interest rate, Minimum	5.31%
Fixed interest rate, Maximum	32.32%
Outstanding Borrower Loans And Underlying Notes | Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fixed interest rate, Minimum	5.31%
Fixed interest rate, Maximum	32.32%
Loans Held For Sale Borrower Loans And Underlying Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fixed interest rate, Minimum		5.32%
Fixed interest rate, Maximum		33.04%
Loans Held For Sale Borrower Loans And Underlying Notes | Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fixed interest rate, Minimum		5.32%
Fixed interest rate, Maximum		33.04%
Minimum | Loans Held For Sale Borrower Loans And Underlying Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Original term	36 months	36 months
Minimum | Loans Held For Sale Borrower Loans And Underlying Notes | Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Original term	36 months	36 months
Maximum | Loans Held For Sale Borrower Loans And Underlying Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Original term	60 months	60 months
Maximum | Loans Held For Sale Borrower Loans And Underlying Notes | Prosper Funding LLC
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Original term	60 months	60 months